Employee benefits (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total	$ (1,182)	$ (1,023)	$ (2,364)	$ (1,947)
Salaries Accrued Vacations And Related Charges [Member]
IfrsStatementLineItems [Line Items]
Total	(943)	(857)	(1,867)	(1,604)
Variable Compensation Programs [Member]
IfrsStatementLineItems [Line Items]
Total	(100)	(131)	(179)	(271)
Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Total	(135)	(32)	(311)	(67)
Management Fees And Charges [Member]
IfrsStatementLineItems [Line Items]
Total	$ (4)	$ (3)	$ (7)	$ (5)